CONSOLIDATED CASH FLOW STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS - OPERATING ACTIVITIES
Net loss	$ (30,021)	$ (25,446)	$ (22,962)
Adjustments required to reflect net cash used in operating activities (see appendix below)	6,815	2,780	(1,230)
Net cash used in operating activities	(23,206)	(22,666)	(24,192)
CASH FLOWS - INVESTING ACTIVITIES
Realization of long-term investment			1,500
Investments in short-term deposits	(33,500)	(43,545)	(26,500)
Maturities of short-term deposits	50,168	48,875	44,771
Purchase of property and equipment		(67)	(173)
Purchase of intangible assets		(6)	(10,043)
Net cash provided by investing activities	16,668	5,257	9,555
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance cost	21,215	20,297	3,830
Employee stock options exercised	8	1	46
Proceeds of long-term loan and warrants, net of issuance costs			9,632
Repayment of loans	(3,133)	(889)	(411)
Repayments of lease liabilities	(224)	(215)
Net cash provided by financing activities	17,866	19,194	13,097
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	11,328	1,785	(1,540)
CASH AND CASH EQUIVALENTS - BEGINNING OF YEAR	5,297	3,404	5,110
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	206	108	(166)
CASH AND CASH EQUIVALENTS - END OF YEAR	16,831	5,297	3,404
Income and expenses not involving cash flows:
Depreciation and amortization	934	940	545
Long-term prepaid expenses		56	5
Exchange differences on cash and cash equivalents	(206)	(108)	166
Fair value adjustments of warrants	5,142	(4,634)	(1,743)
Share-based compensation	1,272	1,759	2,526
Interest and exchange differences on short-term deposits	(232)	(775)	(645)
Interest on loans	474	647	123
Gain on realization of long-term investment			(500)
Warrant issuance costs	594	417
Exchange differences on lease liability	125	154
Total income and expense not involving cash flows	8,103	(1,544)	477
Changes in operating asset and liability items:
Decrease (increase) in prepaid expenses and other receivables	428	1,106	(934)
Increase (decrease) in accounts payable and accruals	(1,716)	3,218	(773)
Total Change in operating asset and liability	(1,288)	4,324	(1,707)
Total Adjustments required to reflect net cash used in operating activities	6,815	2,780	(1,230)
Supplementary information on investing and financing activities not involving cash flows:
Supplemental information on interest received in cash	381	868	834
Supplemental information on interest paid in cash (see Notes 10 and 15)	994	1,198	165
Supplemental information on non-cash transactions (see Notes 18, 19 and 12c)	$ 1,251	$ 147	$ 5,000